Accounts receivable, net (Tables)	12 Months Ended
Jun. 30, 2021
Accounts receivable, net
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	June 30, 2021	June 30, 2020

Accounts receivable	$73,308,380	$44,505,100
Allowance for doubtful accounts	(43,267,555)	(3,932,343)
Total accounts receivable, net	$30,040,825	$40,572,757
Less: accounts receivable - discontinued operations	(18,898,267)	(30,738,821)
Accounts receivable, net - continuing operations	$11,142,558	$9,833,936

Schedule of movement of allowance for doubtful accounts

Movements of allowance for doubtful accounts are as follows:

	June 30, 2021	June 30, 2020

Beginning balance	$3,932,343	$2,304,817
Balance inherited from JMC	—	930,657
Addition	38,100,340	769,764
Write off	—	—
Exchange rate effect	1,234,872	(72,895)
Ending balance	$43,267,555	$3,932,343
Less: discontinued operations	(8,227,240)	(2,342,585)
Ending balance - continuing operations	$35,040,315	$1,589,758